Cover	Mar. 10, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2025
Current Fiscal Year End Date	--12-29
Entity File Number	001-40117
Entity Registrant Name	Complete Solaria, Inc.
Entity Central Index Key	0001838987
Entity Tax Identification Number	93-2279786
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	45700 Northport Loop East
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(510)
Local Phone Number	270-2507
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CSLR
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	CSLRW
Security Exchange Name	NASDAQ